This filing is being made solely for the purpose of obtaining class and series identifier information for two series of Rydex Dynamic Funds, the registrant
(333-84797 and 811-09525): the Russell 2000(R) 2x Strategy Master Fund (formerly, Dynamic Russell 2000(R) Master Fund) and Inverse Russell 2000(R) 2x Strategy Master Fund (formerly, Inverse Dynamic Russell 2000(R) Master Fund) (the "Funds"). The Funds were registered pursuant to Rule 485(a) under the Securities Act of 1933, as amended, on February 16, 2006 (SEC Accession No. 0001122775-06-000217).